Note 20 - Related Party Transactions (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Mar. 31, 2019
Statement Line Items [Line Items]
Revenue from rendering of services, related party transactions	$ 83,000	$ 62,000
Key management personnel compensation	6,100,000	5,400,000
Subordinated notes payable [member]
Statement Line Items [Line Items]
Borrowings, interest rate			5.00%
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	1,500,000	1,400,000
Allowance account for credit losses of financial assets at end of period	0	0
Key management personnel of entity or parent [member] | Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount				$ 500,000
Borrowings, interest rate				10.00%
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 2,800,000	$ 2,600,000